Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
Note 7 Related Party Transactions

As of December 31, 2011, a Director made advances on behalf of the Company for $10,865, which is included in accounts payable - related party.  In January 2012, this amount was repaid.